Earnings per Share (Tables)	12 Months Ended
Apr. 30, 2022
Earnings Per Share [Abstract]
Schedule of Denominator for Calculation of Income (Loss) Per Share, Weighted Average Number of Shares
For the years ended April 30,	2022	2021	2020

Issued common share, beginning of year	49,646,851	49,646,851	49,646,851
Effect of dilutive warrants and options	—	2,250,000	—

Diluted weighted average common shares	49,646,851	51,896,851	49,646,851